Acquisitions (Details Narrative)							2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jul. 02, 2021 shares	Jun. 03, 2020 USD ($) shares	Jun. 03, 2020 EUR (€) shares	May 08, 2020 USD ($) shares	Apr. 02, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Revenue										$ 41,882,613	$ 33,345,268	$ 10,545,843
Tax rate										26.50%	26.50%	26.50%
Goodwill							$ 15,594,929	$ 15,576,762	$ 15,576,762	$ 15,200,188	$ 15,594,929	$ 15,576,762
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles										3 years	3 years
SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration shares in exchange | shares	386,584
Loss attributed							383,167				$ 1,130,080
Revenue							412,981			$ 2,148,987	$ 2,148,987
Lock-up restrictions, description										The Company common shares issued for the acquisition of SideQik were subject to lock-up restrictions to be discharged 16 2/3% at 180 days from the closing date, and thereafter another 16 2/3% on the 15th of each subsequent month with the restriction being fully liquidated at the end of the 12th month. The Company’s common shares issued were valued based on the closing price on TSX Venture exchange on July 2, 2021, reduced by a discount for lack of marketability of fifteen percent	The Company common shares issued for the acquisition of SideQik were subject to lock-up restrictions to be discharged 16 2/3% at 180 days from the closing date, and thereafter another 16 2/3% on the 15th of each subsequent month with the restriction being fully liquidated at the end of the 12th month. The Company’s common shares issued were valued based on the closing price on TSX Venture exchange on July 2, 2021, reduced by a discount for lack of marketability of fifteen percent.
Goodwill							$ 2,900,193			$ 2,900,193	$ 2,900,193
SideQik, Inc. [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Royalty rate										7.50%	7.50%
Tax rate										25.50%	25.50%
Acquisition discount rate							20.00%			20.00%	20.00%
Useful lives of the intangibles										5 years	5 years
SideQik, Inc. [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Royalty rate										0.50%	0.50%
Tax rate										25.50%	25.50%
Acquisition discount rate							20.00%			20.00%	20.00%
Useful lives of the intangibles	10 years									10 years	10 years
Long term growth rate							3.00%			3.00%	3.00%
SideQik, Inc. [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Tax rate										25.50%	25.50%
Acquisition discount rate							22.00%			22.00%	22.00%
Useful lives of the intangibles										10 years	10 years
Long term growth rate							3.00%			3.00%	3.00%
Customer attrition rate							15.00%			15.00%	15.00%
SideQik, Inc. [Member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles	10 years
SideQik, Inc. [Member] | Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Consideration shares in exchange | shares	23,939
U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Loss attributed									1,875,539			3,519,046
Revenue									$ 314,948			491,323
Goodwill						$ 3,209,045
Exchange ratio						0.0643205
Consideration paid in stock | shares						288,560
U M G Media Ltd [Member] | U M G Private Placement [Member]
IfrsStatementLineItems [Line Items]
Consideration shares in exchange | shares						54,157
U M G Media Ltd [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Royalty rate						2.00%
Acquisition discount rate						18.50%
Useful lives of the intangibles						6 years
Long term growth rate						3.00%
Customer list useful life						6 years
U M G Media Ltd [Member] | Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Royalty rate						7.00%
Acquisition discount rate						17.50%
Useful lives of the intangibles						5 years
Customer list useful life						5 years
U M G Media Ltd [Member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Acquisition discount rate						16.50%
Useful lives of the intangibles						3 years
Customer list useful life						3 years
Time to recreate period						1 year 6 months
Obsolescence rate						10.00%
Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration shares in exchange | shares				2,258,215
Loss attributed								2,266,289				8,350,289
Revenue								6,404,736				23,165,702
Frankly Inc. [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Royalty rate				3.00%
Acquisition discount rate				18.00%
Useful lives of the intangibles				3 years
Technology replacement duration				5 years
Frankly Inc. [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles				1 year
Frankly Inc. [Member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles				10 years
Frankly Inc. [Member] | Customer Contract [Member]
IfrsStatementLineItems [Line Items]
Acquisition discount rate				21.50%
Useful lives of the intangibles				10 years
Long term growth rate				3.00%
Customer attrition rate				10.00%
Goodwill				$ 14,895,595
WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Consideration shares in exchange | shares				1,759,997
Loss attributed								1,557,248				6,034,836
Revenue								$ 51,422				$ 68,813
Lock-up restrictions, description											The Company common shares issued for the acquisition of Winview were subject to lock-up restrictions to be discharged 10% at 120 days, another 15% at 180 days, another 15% at 270 days, another 20% at 360 days and the remaining 40% at 390 days, in each case following the closing date. The Company common shares issued were valued based on the closing price on TSX Venture exchange on May 8, 2020, reduced by a discount for lack of marketability of twenty percent.
W T F One Lets Go Racing And Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of purchase price					$ 557,709
W T F One Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Purchase consideration comprised in cash		$ 2,116,267
Deferred cash consideration		333,503	€ 265,000
W T F One Lets Go Racing [Member] | One Hundred Twenty Days [Member]
IfrsStatementLineItems [Line Items]
Deferred cash consideration		125,850	100,000
W T F One Lets Go Racing [Member] | Two Hundred Fourty Days [Member]
IfrsStatementLineItems [Line Items]
Deferred cash consideration		207,653	165,000
W T F One Lets Go Racing [Member] | Share Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Purchase consideration comprised in cash		$ 63,274	€ 50,000
W T F One Lets Go Racing [Member] | Common Shares [member]
IfrsStatementLineItems [Line Items]
Consideration shares in exchange | shares		200,000	200,000
Driver D B [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Useful lives of the intangibles		3 years	3 years
Driver D B [Member] | Common Shares [member]
IfrsStatementLineItems [Line Items]
Consideration shares in exchange | shares		100,000	100,000
Acquisition of purchase price		$ 859,745